Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities
Other Current Liabilities
25. OTHER CURRENT LIABILITIES
As at December 31 December 31
millions of dollars

2024 2023
Accrued charges $

189 $

172
Accrued interest on long-term debt

106

107
Pension and post-retirement liabilities (note 22)

26

23
Sales and other taxes payable

11

11
Income tax payable

4

2
Other

153

112
$

489 $

427